American Funds Mortgage Fund®
Investment portfolio
November 30, 2020
unaudited
Bonds, notes & other debt instruments 90.19% Mortgage-backed obligations 82.46% Federal agency mortgage-backed obligations 77.95%	Principal amount (000)	Value (000)
Fannie Mae Pool #AJ3602 3.00% 2026[1]	$6	$6
Fannie Mae Pool #AJ0050 3.00% 2026[1]	5	5
Fannie Mae Pool #AL1444 3.00% 2027[1]	6	6
Fannie Mae Pool #AL2286 3.00% 2027[1]	5	5
Fannie Mae Pool #AK3264 3.00% 2027[1]	5	5
Fannie Mae Pool #AL7800 2.50% 2030[1]	918	972
Fannie Mae Pool #BM4299 3.00% 2030[1]	36	37
Fannie Mae Pool #AZ4646 3.50% 2030[1]	85	90
Fannie Mae Pool #AZ0554 3.50% 2030[1]	72	77
Fannie Mae Pool #AY1948 3.50% 2030[1]	60	64
Fannie Mae Pool #AS7323 2.50% 2031[1]	858	913
Fannie Mae Pool #AS8388 2.50% 2031[1]	743	785
Fannie Mae Pool #BD2402 3.00% 2031[1]	305	320
Fannie Mae Pool #FM1162 2.50% 2032[1]	827	878
Fannie Mae Pool #BM1036 2.50% 2032[1]	96	102
Fannie Mae Pool #BM1275 3.00% 2032[1]	696	745
Fannie Mae Pool #BJ5987 3.00% 2032[1]	600	629
Fannie Mae Pool #MA3218 3.00% 2032[1]	25	27
Fannie Mae Pool #MA1640 2.50% 2033[1]	1,624	1,711
Fannie Mae Pool #AB9299 2.50% 2033[1]	296	311
Fannie Mae Pool #BJ4876 3.00% 2033[1]	515	549
Fannie Mae Pool #AU7556 3.00% 2033[1]	371	385
Fannie Mae Pool #BM5111 3.00% 2033[1]	267	282
Fannie Mae Pool #BJ4856 3.00% 2033[1]	142	152
Fannie Mae Pool #BJ4573 3.00% 2033[1]	18	19
Fannie Mae Pool #BM3919 3.00% 2033[1]	17	18
Fannie Mae Pool #BJ9000 3.50% 2033[1]	205	221
Fannie Mae Pool #CA2106 3.50% 2033[1]	40	43
Fannie Mae Pool #695412 5.00% 2033[1]	4	4
Fannie Mae Pool #BO6247 2.50% 2034[1]	8,377	8,785
Fannie Mae Pool #BP0033 2.50% 2034[1]	7,525	7,851
Fannie Mae Pool #BO7771 2.50% 2034[1]	2,919	3,035
Fannie Mae Pool #BO7207 2.50% 2034[1]	983	1,031
Fannie Mae Pool #FM1490 3.50% 2034[1]	2,256	2,412
Fannie Mae Pool #AD3566 5.00% 2035[1]	48	53
Fannie Mae Pool #MA2746 4.00% 2036[1]	4,048	4,418
Fannie Mae Pool #AS7224 4.00% 2036[1]	3,100	3,345
Fannie Mae Pool #MA2717 4.00% 2036[1]	2,556	2,795
Fannie Mae Pool #MA2819 4.00% 2036[1]	2,348	2,563
Fannie Mae Pool #MA2787 4.00% 2036[1]	1,243	1,357
Fannie Mae Pool #MA2630 4.00% 2036[1]	506	552
Fannie Mae Pool #MA3186 4.00% 2037[1]	8,616	9,263
Fannie Mae Pool #MA3099 4.00% 2037[1]	4,089	4,437
Fannie Mae Pool #964279 2.633% 2038[1,2]	632	643
Fannie Mae Pool #964708 2.765% 2038[1,2]	83	83
Fannie Mae Pool #889101 2.942% 2038[1,2]	692	713
American Funds Mortgage Fund — Page 1 of 15

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AC0794 5.00% 2039[1]	$226	$263
Fannie Mae Pool #931768 5.00% 2039[1]	38	45
Fannie Mae Pool #AE7629 2.281% 2040[1,2]	536	559
Fannie Mae Pool #AL9335 2.782% 2040[1,2]	26,812	28,089
Fannie Mae Pool #AD1823 5.00% 2040[1]	455	494
Fannie Mae Pool #932606 5.00% 2040[1]	119	138
Fannie Mae Pool #AL9531 3.142% 2041[1,2]	31,568	33,132
Fannie Mae Pool #AL9327 3.15% 2041[1,2]	25,287	26,562
Fannie Mae Pool #AL9326 3.304% 2041[1,2]	34,527	36,247
Fannie Mae Pool #AL0073 3.726% 2041[1,2]	2,530	2,644
Fannie Mae Pool #AE0844 3.76% 2041[1,2]	3,259	3,412
Fannie Mae Pool #AE0789 3.786% 2041[1,2]	3,568	3,737
Fannie Mae Pool #AJ1873 4.00% 2041[1]	238	268
Fannie Mae Pool #AE1248 5.00% 2041[1]	278	320
Fannie Mae Pool #AE1274 5.00% 2041[1]	225	261
Fannie Mae Pool #AE1277 5.00% 2041[1]	123	142
Fannie Mae Pool #AE1283 5.00% 2041[1]	76	86
Fannie Mae Pool #AP7819 2.238% 2042[1,2]	3,240	3,368
Fannie Mae Pool #AL2000 2.545% 2042[1,2]	4,248	4,426
Fannie Mae Pool #AL9532 2.585% 2042[1,2]	38,795	40,495
Fannie Mae Pool #AL2184 2.621% 2042[1,2]	7,120	7,439
Fannie Mae Pool #AL1941 2.76% 2042[1,2]	4,432	4,614
Fannie Mae Pool #AP7553 3.00% 2042[1]	29,375	31,391
Fannie Mae Pool #AL9530 3.143% 2042[1,2]	25,951	27,160
Fannie Mae Pool #AL9533 3.136% 2042[1,2]	17,378	18,170
Fannie Mae Pool #AE1290 5.00% 2042[1]	149	171
Fannie Mae Pool #AU0626 2.275% 2043[1]	177	184
Fannie Mae Pool #AT7470 2.275% 2043[1]	115	120
Fannie Mae Pool #AU8121 2.275% 2043[1]	99	103
Fannie Mae Pool #AU8120 2.275% 2043[1]	78	81
Fannie Mae Pool #AU0627 2.525% 2043[1]	199	209
Fannie Mae Pool #AU3962 2.525% 2043[1]	134	140
Fannie Mae Pool #AU1583 2.525% 2043[1]	126	133
Fannie Mae Pool #AT4747 2.525% 2043[1]	124	130
Fannie Mae Pool #AU1575 2.525% 2043[1]	122	128
Fannie Mae Pool #AU1584 2.525% 2043[1]	111	116
Fannie Mae Pool #AT7476 2.525% 2043[1]	90	94
Fannie Mae Pool #AU8122 2.525% 2043[1]	89	94
Fannie Mae Pool #AU8124 2.525% 2043[1]	80	84
Fannie Mae Pool #AU8123 2.525% 2043[1]	75	79
Fannie Mae Pool #AU6340 2.525% 2043[1]	74	78
Fannie Mae Pool #AU1585 2.525% 2043[1]	64	67
Fannie Mae Pool #AU3961 2.525% 2043[1]	62	65
Fannie Mae Pool #AU4814 2.525% 2043[1]	46	48
Fannie Mae Pool #AU8126 2.775% 2043[1]	331	350
Fannie Mae Pool #AU1577 2.775% 2043[1]	284	298
Fannie Mae Pool #AU4816 2.775% 2043[1]	233	244
Fannie Mae Pool #AT9853 2.775% 2043[1]	210	220
Fannie Mae Pool #AU4817 2.775% 2043[1]	132	139
Fannie Mae Pool #AU1587 2.775% 2043[1]	120	126
Fannie Mae Pool #AT9852 2.775% 2043[1]	98	103
Fannie Mae Pool #AU8125 2.775% 2043[1]	90	95
Fannie Mae Pool #AU1576 2.775% 2043[1]	62	65
Fannie Mae Pool #AU3965 2.775% 2043[1]	57	60
American Funds Mortgage Fund — Page 2 of 15

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AT8826 2.775% 2043[1]	$55	$57
Fannie Mae Pool #AU8127 2.775% 2043[1]	52	55
Fannie Mae Pool #AU3964 2.775% 2043[1]	44	46
Fannie Mae Pool #AT8825 2.775% 2043[1]	41	43
Fannie Mae Pool #AT5898 3.00% 2043[1]	12,168	12,908
Fannie Mae Pool #AU3966 3.025% 2043[1]	318	335
Fannie Mae Pool #AT7457 3.025% 2043[1]	194	202
Fannie Mae Pool #AU3968 3.025% 2043[1]	177	185
Fannie Mae Pool #AU4819 3.025% 2043[1]	84	87
Fannie Mae Pool #AU1588 3.025% 2043[1]	81	85
Fannie Mae Pool #AU6343 3.025% 2043[1]	77	81
Fannie Mae Pool #AU0630 3.025% 2043[1]	72	75
Fannie Mae Pool #AU6342 3.025% 2043[1]	42	43
Fannie Mae Pool #AT8820 3.275% 2043[1]	67	71
Fannie Mae Pool #AU8131 3.275% 2043[1]	57	60
Fannie Mae Pool #AL3829 3.50% 2043[1]	2,020	2,207
Fannie Mae Pool #AT7161 3.50% 2043[1]	920	1,000
Fannie Mae Pool #AR1512 3.50% 2043[1]	436	479
Fannie Mae Pool #AT0412 3.50% 2043[1]	228	249
Fannie Mae Pool #AT3954 3.50% 2043[1]	115	125
Fannie Mae Pool #AT0300 3.50% 2043[1]	89	96
Fannie Mae Pool #MA1583 4.00% 2043[1]	4,481	4,921
Fannie Mae Pool #AX8521 3.50% 2044[1]	213	233
Fannie Mae Pool #AY1829 3.50% 2044[1]	157	172
Fannie Mae Pool #AW8240 3.50% 2044[1]	32	34
Fannie Mae Pool #BE5017 3.50% 2045[1]	1,119	1,216
Fannie Mae Pool #BE5009 3.50% 2045[1]	939	1,007
Fannie Mae Pool #MA3120 3.50% 2047[1]	56,732	60,077
Fannie Mae Pool #BE8740 3.50% 2047[1]	1,042	1,132
Fannie Mae Pool #BD2440 3.50% 2047[1]	807	858
Fannie Mae Pool #BE8742 3.50% 2047[1]	302	332
Fannie Mae Pool #BH2848 3.50% 2047[1]	156	167
Fannie Mae Pool #BH2846 3.50% 2047[1]	135	148
Fannie Mae Pool #BH2847 3.50% 2047[1]	102	109
Fannie Mae Pool #BH2597 4.00% 2047[1]	9,442	10,130
Fannie Mae Pool #BJ5015 4.00% 2047[1]	2,564	2,828
Fannie Mae Pool #BH3122 4.00% 2047[1]	78	85
Fannie Mae Pool #MA3002 4.50% 2047[1]	2,516	2,676
Fannie Mae Pool #BM4488 3.40% 2048[1,2]	15,242	15,861
Fannie Mae Pool #BJ4901 3.50% 2048[1]	698	762
Fannie Mae Pool #FM2669 4.00% 2048[1]	3,633	3,886
Fannie Mae Pool #CA2850 4.00% 2048[1]	2,909	3,253
Fannie Mae Pool #BK6840 4.00% 2048[1]	1,656	1,825
Fannie Mae Pool #BK5232 4.00% 2048[1]	1,261	1,390
Fannie Mae Pool #BK9743 4.00% 2048[1]	430	468
Fannie Mae Pool #BM2006 4.00% 2048[1]	48	51
Fannie Mae Pool #MA3416 4.50% 2048[1]	71,808	77,994
Fannie Mae Pool #CA2205 4.50% 2048[1]	14,451	15,702
Fannie Mae Pool #BK7665 4.50% 2048[1]	8,488	9,462
Fannie Mae Pool #BK0951 4.50% 2048[1]	6,317	7,040
Fannie Mae Pool #BK9761 4.50% 2048[1]	366	402
Fannie Mae Pool #BN1576 4.50% 2048[1]	189	205
Fannie Mae Pool #CA4867 3.00% 2049[1]	91,161	98,622
Fannie Mae Pool #BO5176 3.00% 2049[1]	6,490	7,011
American Funds Mortgage Fund — Page 3 of 15

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FM4197 3.50% 2049[1]	$70,971	$74,968
Fannie Mae Pool #CA4151 3.50% 2049[1]	9,940	10,896
Fannie Mae Pool #FM1062 3.50% 2049[1]	9,043	9,928
Fannie Mae Pool #BN6708 3.50% 2049[1]	8,888	9,636
Fannie Mae Pool #FM1443 3.50% 2049[1]	7,601	8,301
Fannie Mae Pool #BJ8411 3.50% 2049[1]	2,079	2,270
Fannie Mae Pool #BJ8402 3.535% 2049[1,2]	2,850	2,971
Fannie Mae Pool #CA5539 3.00% 2050[1]	122,659	131,478
Fannie Mae Pool #CA5496 3.00% 2050[1]	85,710	92,956
Fannie Mae Pool #CA5536 3.00% 2050[1]	17,183	18,481
Fannie Mae Pool #CA5540 3.00% 2050[1]	8,945	9,555
Fannie Mae Pool #CA5229 3.00% 2050[1]	5,052	5,450
Fannie Mae Pool #CA5338 3.00% 2050[1]	4,583	4,809
Fannie Mae Pool #FM2839 3.50% 2050[1]	11,309	12,227
Fannie Mae Pool #FM2664 3.50% 2050[1]	9,004	9,862
Fannie Mae Pool #FM3834 4.50% 2050[1]	43,327	46,964
Fannie Mae Pool #AS0745 3.50% 2053[1]	1,263	1,309
Fannie Mae, Series 2016-M1, Class ASQ2, Multi Family, 2.132% 2021[1,2]	44	44
Fannie Mae, Series 2011-M9, Class A2, Multi Family, 2.821% 2021[1]	12	12
Fannie Mae, Series 2018-M5, Class A2, Multi Family, 3.56% 2021[1,2]	515	518
Fannie Mae, Series 2012-M13, Class A2, Multi Family, 2.377% 2022[1]	239	244
Fannie Mae, Series 2015-M4, Class AV2, Multi Family, 2.509% 2022[1,2]	465	473
Fannie Mae, Series 2012-M2, Class A2, Multi Family, 2.717% 2022[1]	118	120
Fannie Mae, Series 2016-M2, Class AV2, Multi Family, 2.152% 2023[1]	689	706
Fannie Mae, Series 2016-M3, Class ASQ2, Multi Family, 2.263% 2023[1]	145	147
Fannie Mae, Series 2013-M12, Class APT, Multi Family, 2.49% 2023[1,2]	516	532
Fannie Mae, Series 2017-M3, Class AV2, Multi Family, 2.604% 2024[1,2]	437	459
Fannie Mae, Series 2017-M3, Class AV1, Multi Family, 2.604% 2024[1,2]	10	10
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.641% 2024[1,2]	558	595
Fannie Mae, Series 2017-M10, Class AV1, Multi Family, 2.641% 2024[1,2]	104	106
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.712% 2024[1,2]	481	516
Fannie Mae, Series 2015-M12, Class A1, Multi Family, 2.331% 2025[1]	60	61
Fannie Mae, Series 2015-M8, Class A1, Multi Family, 2.344% 2025[1]	258	267
Fannie Mae, Series 2015-M13, Class A1, Multi Family, 2.353% 2025[1]	35	35
Fannie Mae, Series 2015-M15, Class A1, Multi Family, 2.623% 2025[1]	473	497
Fannie Mae, Series 2016-M9, Class A1, Multi Family, 2.003% 2026[1]	90	93
Fannie Mae, Series 2016-M7, Class A1, Multi Family, 2.037% 2026[1]	144	147
Fannie Mae, Series 2016-M5, Class A1, Multi Family, 2.073% 2026[1]	512	531
Fannie Mae, Series 2016-M11, Class A1, Multi Family, 2.08% 2026[1]	751	780
Fannie Mae, Series 2016-M12, Class A1, Multi Family, 2.132% 2026[1]	364	380
Fannie Mae, Series 2016-M6, Class A1, Multi Family, 2.137% 2026[1]	363	380
Fannie Mae, Series 2016-M4, Class A1, Multi Family, 2.187% 2026[1]	349	363
Fannie Mae, Series 2016-M1, Class A1, Multi Family, 2.428% 2026[1]	60	61
Fannie Mae, Series 2017-M1, Class A1, Multi Family, 2.497% 2026[1,2]	241	246
Fannie Mae, Series 2017-M3, Class A1, Multi Family, 2.56% 2026[1,2]	281	289
Fannie Mae, Series 2016-M13, Class A1, Multi Family, 2.566% 2026[1,2]	33	34
Fannie Mae, Series 2017-M7, Class A1, Multi Family, 2.595% 2026[1]	530	560
Fannie Mae, Series 2017-M4, Class A1, Multi Family, 2.67% 2026[1,2]	366	384
Fannie Mae, Series 2017-M8, Class A1, Multi Family, 2.654% 2027[1]	489	510
Fannie Mae, Series 2017-M12, Class A1, Multi Family, 2.747% 2027[1]	180	189
Fannie Mae, Series 2017-M13, Class A1, Multi Family, 2.746% 2027[1]	50	51
Fannie Mae, Series 2017-M2, Class A1, Multi Family, 2.895% 2027[1,2]	214	221
Fannie Mae, Series 2017-M15, Class ATS1, Multi Family, 2.987% 2027[1,3]	466	497
Freddie Mac Pool #ZS6339 3.00% 2026[1]	6	6
American Funds Mortgage Fund — Page 4 of 15

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #ZK2925 3.00% 2026[1]	$5	$5
Freddie Mac Pool #ZK3788 3.00% 2026[1]	3	3
Freddie Mac Pool #ZK3935 3.00% 2027[1]	5	5
Freddie Mac Pool #ZK3848 3.00% 2027[1]	3	3
Freddie Mac Pool #ZK7590 3.00% 2029[1]	12	12
Freddie Mac Pool #ZT1332 3.00% 2030[1]	2,209	2,358
Freddie Mac Pool #ZK8180 2.50% 2031[1]	1,017	1,077
Freddie Mac Pool #G16634 3.00% 2031[1]	3,310	3,555
Freddie Mac Pool #C91593 2.50% 2032[1]	60	64
Freddie Mac Pool #ZS8675 2.50% 2032[1]	17	18
Freddie Mac Pool #G18655 3.00% 2032[1]	487	513
Freddie Mac Pool #C91720 2.50% 2033[1]	104	110
Freddie Mac Pool #ZS8087 2.50% 2033[1]	50	52
Freddie Mac Pool #V61960 3.00% 2033[1]	1,879	1,986
Freddie Mac Pool #ZS8710 3.00% 2033[1]	4	4
Freddie Mac Pool #QN1197 2.50% 2034[1]	7,790	8,173
Freddie Mac Pool #QN1174 2.50% 2034[1]	296	308
Freddie Mac Pool #SB8041 3.00% 2035[1]	2	2
Freddie Mac Pool #C91899 4.00% 2036[1]	1,061	1,149
Freddie Mac Pool #K93558 4.00% 2036[1]	974	1,063
Freddie Mac Pool #C91877 4.00% 2036[1]	781	852
Freddie Mac Pool #G03699 6.00% 2038[1]	88	104
Freddie Mac Pool #840222 3.026% 2040[1,2]	7,183	7,549
Freddie Mac Pool #Q05343 4.00% 2041[1]	341	366
Freddie Mac Pool #Q18236 3.50% 2043[1]	926	1,008
Freddie Mac Pool #Q19133 3.50% 2043[1]	561	610
Freddie Mac Pool #Q17696 3.50% 2043[1]	511	558
Freddie Mac Pool #Q15874 4.00% 2043[1]	52	56
Freddie Mac Pool #Q28558 3.50% 2044[1]	2,771	3,036
Freddie Mac Pool #760012 3.10% 2045[1,2]	1,491	1,557
Freddie Mac Pool #760014 3.133% 2045[1,2]	6,651	6,936
Freddie Mac Pool #760013 3.188% 2045[1,2]	840	876
Freddie Mac Pool #T65389 3.50% 2046[1]	162	168
Freddie Mac Pool #Q40896 4.50% 2046[1]	1,274	1,408
Freddie Mac Pool #760015 2.903% 2047[1,2]	2,343	2,418
Freddie Mac Pool #ZS4747 3.50% 2047[1]	27,832	29,458
Freddie Mac Pool #Q52069 3.50% 2047[1]	1,526	1,659
Freddie Mac Pool #Q51622 3.50% 2047[1]	1,250	1,369
Freddie Mac Pool #Q47615 3.50% 2047[1]	1,079	1,182
Freddie Mac Pool #T65448 4.00% 2047[1]	1,650	1,718
Freddie Mac Pool #Q55056 3.50% 2048[1]	1,611	1,739
Freddie Mac Pool #Q54709 3.50% 2048[1]	1,107	1,203
Freddie Mac Pool #Q54701 3.50% 2048[1]	1,065	1,158
Freddie Mac Pool #Q54782 3.50% 2048[1]	936	1,017
Freddie Mac Pool #Q54781 3.50% 2048[1]	866	945
Freddie Mac Pool #Q54700 3.50% 2048[1]	811	885
Freddie Mac Pool #Q56590 3.50% 2048[1]	519	564
Freddie Mac Pool #Q55060 3.50% 2048[1]	507	548
Freddie Mac Pool #Q56589 3.50% 2048[1]	491	536
Freddie Mac Pool #Q56591 3.50% 2048[1]	485	518
Freddie Mac Pool #Q54698 3.50% 2048[1]	427	470
Freddie Mac Pool #Q54699 3.50% 2048[1]	412	453
Freddie Mac Pool #Q54831 3.50% 2048[1]	309	339
Freddie Mac Pool #G67711 4.00% 2048[1]	14,543	16,037
American Funds Mortgage Fund — Page 5 of 15

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #Q56599 4.00% 2048[1]	$1,830	$2,018
Freddie Mac Pool #Q56175 4.00% 2048[1]	1,313	1,448
Freddie Mac Pool #Q55971 4.00% 2048[1]	1,171	1,292
Freddie Mac Pool #SI2002 4.00% 2048[1]	796	852
Freddie Mac Pool #Q55970 4.00% 2048[1]	576	640
Freddie Mac Pool #Q56576 4.00% 2048[1]	442	473
Freddie Mac Pool #Q58411 4.50% 2048[1]	2,914	3,237
Freddie Mac Pool #Q58436 4.50% 2048[1]	1,275	1,430
Freddie Mac Pool #Q58378 4.50% 2048[1]	1,087	1,198
Freddie Mac Pool #Q57242 4.50% 2048[1]	724	792
Freddie Mac Pool #Q55469 5.00% 2048[1]	1,798	1,995
Freddie Mac Pool #RA1339 3.00% 2049[1]	36,411	38,879
Freddie Mac Pool #QA4673 3.00% 2049[1]	9,234	9,919
Freddie Mac Pool #SD7503 3.50% 2049[1]	73,737	79,744
Freddie Mac Pool #QA5131 3.50% 2049[1]	29,967	32,125
Freddie Mac Pool #RA1580 3.50% 2049[1]	6,844	7,563
Freddie Mac Pool #RA1463 3.50% 2049[1]	6,761	7,418
Freddie Mac Pool #QA0284 3.50% 2049[1]	4,276	4,666
Freddie Mac Pool #QA2748 3.50% 2049[1]	889	972
Freddie Mac Pool #RA2596 2.50% 2050[1]	1,456	1,552
Freddie Mac Pool #RA2597 2.50% 2050[1]	955	1,003
Freddie Mac Pool #RA2595 2.50% 2050[1]	944	990
Freddie Mac Pool #QA8528 3.00% 2050[1]	64,359	68,986
Freddie Mac Pool #SD7512 3.00% 2050[1]	11,857	12,687
Freddie Mac Pool #RA2319 3.00% 2050[1]	8,004	8,398
Freddie Mac Pool #SD0187 3.00% 2050[1]	4,750	5,141
Freddie Mac Pool #SD7514 3.50% 2050[1]	79,132	84,848
Freddie Mac Pool #RA1996 3.50% 2050[1]	30,275	32,769
Freddie Mac Pool #QA7760 3.50% 2050[1]	49	52
Freddie Mac Pool #SD8053 4.50% 2050[1]	6,817	7,401
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[1]	429	441
Freddie Mac, Series K027, Class A2, Multi Family, 2.637% 2023[1]	3,988	4,163
Freddie Mac, Series K032, Class A2, Multi Family, 3.31% 2023[1]	11,250	12,006
Freddie Mac, Series K035, Class A2, Multi Family, 3.458% 2023[1,2]	5,281	5,675
Freddie Mac, Series K036, Class A2, Multi Family, 3.527% 2023[1]	1,592	1,722
Freddie Mac, Series K038, Class A2, Multi Family, 3.389% 2024[1]	5,000	5,455
Freddie Mac, Series K037, Class A2, Multi Family, 3.49% 2024[1]	5,000	5,431
Freddie Mac, Series K052, Class A2, Multi Family, 3.151% 2025[1]	12,933	14,418
Freddie Mac, Series K050, Class A2, Multi Family, 3.334% 2025[1]	10,000	11,188
Freddie Mac, Series K060, Class A2, Multi Family, 3.30% 2026[1]	3,500	3,993
Freddie Mac, Series K095, Class A1, Multi Family, 2.631% 2028[1]	8,960	9,795
Freddie Mac, Series K078, Class A2, Multi Family, 3.854% 2028[1]	2,500	2,991
Freddie Mac, Series K081, Class A2, Multi Family, 3.90% 2028[1,2]	24,375	29,273
Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 2028[1,2]	19,500	23,431
Freddie Mac, Series K083, Class A2, Multi Family, 4.05% 2028[1,2]	20,100	24,349
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 2056[1]	15,131	16,414
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[1,2]	9,328	9,956
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[1,2]	7,477	7,980
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[1]	7,346	7,881
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 2056[1,2]	17,375	18,709
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[1]	2,773	3,049
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[1]	14,658	15,937
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[1,2]	90,717	98,980
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[1]	56,814	63,392
American Funds Mortgage Fund — Page 6 of 15

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[1]	$31,639	$35,342
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[1]	3,366	3,649
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MT, 3.50% 2057[1]	2,250	2,515
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[1]	3,248	3,541
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[1]	2,084	2,329
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[1]	1,684	1,881
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[1]	1,153	1,254
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[1]	1,131	1,242
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[1]	35,970	38,386
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[1]	71,776	76,012
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[1]	17,162	18,083
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[1]	60,979	63,973
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[1]	105,826	112,352
Government National Mortgage Assn. 3.75% 2034[1]	977	1,046
Government National Mortgage Assn. 4.25% 2034[1]	924	1,002
Government National Mortgage Assn. 3.25% 2035[1]	2,286	2,421
Government National Mortgage Assn. 3.25% 2035[1]	1,509	1,599
Government National Mortgage Assn. 3.25% 2035[1]	1,301	1,379
Government National Mortgage Assn. 3.25% 2035[1]	1,127	1,194
Government National Mortgage Assn. 3.25% 2040[1]	1,003	1,063
Government National Mortgage Assn. 3.25% 2040[1]	771	816
Government National Mortgage Assn. 3.25% 2040[1]	494	523
Government National Mortgage Assn. 5.00% 2040[1]	56	61
Government National Mortgage Assn. 5.00% 2041[1]	2,002	2,221
Government National Mortgage Assn. 2.75% 2042[1]	485	514
Government National Mortgage Assn. 2.75% 2042[1]	367	386
Government National Mortgage Assn. 2.75% 2042[1]	232	243
Government National Mortgage Assn. 2.75% 2042[1]	217	227
Government National Mortgage Assn. 2.75% 2042[1]	210	220
Government National Mortgage Assn. 2.75% 2042[1]	64	67
Government National Mortgage Assn. 3.50% 2042[1]	495	542
Government National Mortgage Assn. 3.50% 2043[1]	859	922
Government National Mortgage Assn. 3.50% 2043[1]	795	851
Government National Mortgage Assn. 4.00% 2043[1]	595	629
Government National Mortgage Assn. 3.75% 2044[1]	1,262	1,408
Government National Mortgage Assn. 4.25% 2044[1]	744	838
Government National Mortgage Assn. 4.00% 2046[1]	2,835	2,973
Government National Mortgage Assn. 2.00% 2051[1,4]	225,660	235,534
Government National Mortgage Assn. 2.00% 2051[1,4]	160,278	166,833
Government National Mortgage Assn. 2.50% 2051[1,4]	168,250	176,513
Government National Mortgage Assn. 3.00% 2051[1,4]	25,596	26,728
Government National Mortgage Assn. 3.50% 2051[1,4]	11,280	11,907
Government National Mortgage Assn. 3.50% 2051[1,4]	4,302	4,542
Government National Mortgage Assn. 4.00% 2051[1,4]	476	506
Government National Mortgage Assn. Pool #778208 4.00% 2032[1]	637	687
Government National Mortgage Assn. Pool #778205 4.00% 2032[1]	503	543
Government National Mortgage Assn. Pool #796771 6.50% 2032[1]	597	694
Government National Mortgage Assn. Pool #AC2887 5.00% 2035[1]	295	325
Government National Mortgage Assn. Pool #AA7288 3.75% 2037[1]	387	415
Government National Mortgage Assn. Pool #773549 6.50% 2038[1]	238	267
Government National Mortgage Assn. Pool #AA4803 6.50% 2038[1]	53	59
Government National Mortgage Assn. Pool #783690 6.00% 2039[1]	1,655	1,899
Government National Mortgage Assn. Pool #783689 5.50% 2040[1]	1,799	2,080
Government National Mortgage Assn. Pool #MA0273 4.00% 2041[1]	1,031	1,066
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #783687 4.50% 2041[1]	$944	$1,024
Government National Mortgage Assn. Pool #AC2904 4.50% 2041[1]	716	777
Government National Mortgage Assn. Pool #MA0310 4.50% 2041[1]	580	622
Government National Mortgage Assn. Pool #AB3621 4.50% 2041[1]	267	288
Government National Mortgage Assn. Pool #MA0274 4.50% 2041[1]	216	232
Government National Mortgage Assn. Pool #783688 5.00% 2041[1]	1,468	1,658
Government National Mortgage Assn. Pool #005158 5.00% 2041[1]	698	769
Government National Mortgage Assn. Pool #005165 6.50% 2041[1]	77	89
Government National Mortgage Assn. Pool #792276 3.50% 2042[1]	471	518
Government National Mortgage Assn. Pool #770241 4.00% 2042[1]	502	554
Government National Mortgage Assn. Pool #770242 4.00% 2042[1]	502	550
Government National Mortgage Assn. Pool #AC2872 4.00% 2042[1]	388	417
Government National Mortgage Assn. Pool #AB2159 4.50% 2042[1]	1,109	1,202
Government National Mortgage Assn. Pool #MA4511 4.00% 2047[1]	74,214	80,261
Government National Mortgage Assn. Pool #MA4322 4.00% 2047[1]	5,031	5,433
Government National Mortgage Assn. Pool #MA5020 4.00% 2048[1]	1,072	1,156
Government National Mortgage Assn. Pool #MA5595 4.00% 2048[1]	492	528
Government National Mortgage Assn. Pool #MA5651 4.00% 2048[1]	389	416
Government National Mortgage Assn. Pool #MA5398 4.00% 2048[1]	292	314
Government National Mortgage Assn. Pool #MA5528 4.00% 2048[1]	282	302
Government National Mortgage Assn. Pool #MA5466 4.00% 2048[1]	245	263
Government National Mortgage Assn. Pool #MA5264 4.00% 2048[1]	114	122
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[1]	33,616	36,317
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[1]	11,347	12,262
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[1]	9,130	9,865
Government National Mortgage Assn. Pool #MA6041 4.50% 2049[1]	1,074	1,160
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[1]	48	52
Government National Mortgage Assn. Pool #MA6767 3.50% 2050[1]	2,190	2,327
Government National Mortgage Assn. Pool #MA6543 4.00% 2050[1]	850	902
Government National Mortgage Assn. Pool #773441 4.935% 2062[1]	5	5
Government National Mortgage Assn. Pool #AG8235 5.229% 2064[1]	2	2
Government National Mortgage Assn. Pool #AI2366 4.325% 2065[1]	23	25
Government National Mortgage Assn. Pool #AQ8290 4.817% 2066[1]	12	13
Government National Mortgage Assn. Pool #AQ8292 5.148% 2066[1]	6	7
Government National Mortgage Assn., Series 2011-H02, Class BA, 4.45% 2061[1,2]	7	8
Government National Mortgage Assn., Series 2016-H13, Class IO, interest only, 0.597% 2066[1,2]	65,647	1,140
Uniform Mortgage-Backed Security 1.50% 2035[1,4]	1,192,703	1,223,056
Uniform Mortgage-Backed Security 2.00% 2035[1,4]	290,694	302,622
Uniform Mortgage-Backed Security 1.50% 2036[1,4]	515,287	527,697
Uniform Mortgage-Backed Security 4.00% 2050[1,4]	23,556	25,132
Uniform Mortgage-Backed Security 4.50% 2050[1,4]	759	822
Uniform Mortgage-Backed Security 2.00% 2051[1,4]	587,218	607,255
Uniform Mortgage-Backed Security 2.00% 2051[1,4]	4,434	4,598
Uniform Mortgage-Backed Security 2.50% 2051[1,4]	8,250	8,629
Uniform Mortgage-Backed Security 3.00% 2051[1,4]	7,502	7,843
Uniform Mortgage-Backed Security 4.50% 2051[1,4]	6,850	7,419
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028[1]	2,173	2,192
		5,971,680
Collateralized mortgage-backed obligations (privately originated) 3.74%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[1,2,3]	2,645	2,687
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 2049[1,2,3]	185	192
Cascade Funding Mortgage Trust, Series 2019-HB1, Class A, 2.386% 2029[1,2,3]	4,030	4,054
Cascade Funding Mortgage Trust, Series 2020-HB3, Class A, 2.812% 2030[1,2,3]	25,689	25,949
American Funds Mortgage Fund — Page 8 of 15

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Cascade Funding Mortgage Trust, Series 2020-HBA, Class A, 3.405% 2030[1,2,3]	$13,526	$13,713
CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A, 3.369% 2035[1,3]	5,000	5,262
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 2058[1,2,3]	3,560	3,865
Finance of America HECM Buyout, Series 2020-HB2, Class A, 1.71% 2030[1,2,3]	11,361	11,449
Finance of America HECM Buyout, Series 2020-HB1, Class A, 2.012% 2030[1,2,3]	12,818	12,916
Finance of America HECM Buyout, Series 2019-AB1, Class A, 2.656% 2049[1,3]	6,561	6,587
Homeward Opportunities Fund Trust, Series 2018-1, Class A1, 3.766% 2048[1,2,3]	3,696	3,724
JPMorgan Mortgage Trust, Series 2019-INV3, Class A13, 3.50% 2050[1,2,3]	9,468	9,851
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, 3.50% 2050[1,2,3]	8,833	9,191
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 0.90% 2052[1,2,3]	22,507	22,539
Mello Warehouse Securitization Trust, Series 2019-1, Class A, 0.95% 2052[1,2,3]	6,710	6,722
Mello Warehouse Securitization Trust, Series 2020-1, Class A, (1-month USD-LIBOR + 0.90%) 1.05% 2053[1,2,3]	19,416	19,479
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 2062[1,2,3]	764	791
Mortgage Repurchase Agreement Financing Trust, Series 2020-1, Class A1, (1-month USD-LIBOR + 2.00%) 2.128% 2022[1,2,3]	14,696	14,734
Mortgage Repurchase Agreement Financing Trust, Series 2020-5, (1-month USD-LIBOR + 1.00%) 2.145% 2023[1,2,3]	10,019	10,094
Nationstar HECM Loan Trust, Series 2019-2A, Class A, 2.272% 2029[1,2,3]	7,424	7,454
Nationstar HECM Loan Trust, Series 2019-1A, Class A, 2.651% 2029[1,2,3]	5,819	5,835
Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 2049[1,2,3]	7,062	7,355
Progress Residential Trust, Series 2020-SFR2, Class A, 2.078% 2037[1,3]	3,605	3,706
Reverse Mortgage Investment Trust, Series 2020-1, Class A, 2.158% 2030[1,2,3]	1,136	1,140
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[1,2,3]	22,079	22,146
Starwood Mortgage Residential Trust, Series 2020-2, Class A1, 2.718% 2060[1,2,3]	10,593	10,807
Station Place Securitization Trust, Series 2020-WL1, Class A, (1-month USD-LIBOR + 1.15%) 1.30% 2051[1,2,3]	21,375	21,411
Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.75% 2055[1,2,3]	1,319	1,349
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[1,2,3]	1,820	1,861
Towd Point Mortgage Trust, Series 2017-5, Class A1, 0.75% 2057[1,2,3]	1,147	1,140
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 2057[1,2,3]	4,163	4,290
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 2057[1,2,3]	3,846	3,962
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 2057[1,2,3]	2,598	2,693
Towd Point Mortgage Trust, Series 2015-2, Class 2A11, 3.00% 2057[1,2,3]	1,086	1,089
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 2058[1,2,3]	4,825	5,051
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 2058[1,2,3]	1,639	1,712
		286,800
Commercial mortgage-backed securities 0.77%
Bank of America Merrill Lynch Large Loan Inc., Series 2012-PARK, Class A, 2.959% 2030[1,3]	10,663	11,151
DBUBS Mortgage Trust, Series 2011-LC2A, Class A1, 4.537% 2044[1,3]	3,633	3,657
Ellington Financial Mortgage Trust, Series 2020-1, Class A1, 2.006% 2065[1,2,3]	2,888	2,936
MRA Issuance Trust, Series 2020-10, Class A, (1-month USD-LIBOR + 1.75%) 1.893% 2021[1,2,3,5]	41,000	41,000
		58,744
Total mortgage-backed obligations		6,317,224
U.S. Treasury bonds & notes 6.34% U.S. Treasury 5.17%
U.S. Treasury 0.125% 2022	56,972	56,946
U.S. Treasury 0.125% 2022	20,746	20,738
U.S. Treasury 0.125% 2022	10,126	10,122
U.S. Treasury 3.125% 2048	7,000	9,528
American Funds Mortgage Fund — Page 9 of 15

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.375% 2048	$406	$579
U.S. Treasury 1.25% 2050[6]	131,549	121,285
U.S. Treasury 1.375% 2050[6]	173,748	165,282
U.S. Treasury 1.625% 2050	11,423	11,557
		396,037
U.S. Treasury inflation-protected securities 1.17%
U.S. Treasury Inflation-Protected Security 2.125% 2041[7]	570	891
U.S. Treasury Inflation-Protected Security 0.75% 2042[6,7]	34,918	44,238
U.S. Treasury Inflation-Protected Security 1.00% 2049[6,7]	31,443	44,120
		89,249
Total U.S. Treasury bonds & notes		485,286
Asset-backed obligations 1.12%
American Express Credit Account Master Trust, Series 2018-3, Class A, 0.461% 2025[1,2]	4,130	4,140
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[1,3]	18,542	18,820
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[1,3]	2,574	2,618
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[1,2,3]	254	258
CPS Auto Receivables Trust, Series 2020-B, Class A, 1.15% 2023[1,3]	1,189	1,192
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[1,3]	2,557	2,617
Drive Auto Receivables Trust, Series 2020-2, Class A3, 0.83% 2024[1]	1,562	1,570
Drivetime Auto Owner Trust, Series 2019-3, Class A, 2.55% 2022[1,3]	1,238	1,242
Drivetime Auto Owner Trust, Series 2020-2A, Class A, 1.14% 2024[1,3]	2,806	2,818
Exeter Automobile Receivables Trust, Series 2020-2A, Class A, 1.13% 2023[1,3]	4,627	4,639
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[1,3]	18,454	18,539
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A1, 2.23% 2024[1]	14,000	14,461
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2060[1,2,3]	3,449	3,532
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 1.134% 2028[1,2,3]	1,500	1,502
Palmer Square Loan Funding, CLO, Series 2019-2, Class A1, (3-month USD-LIBOR + 0.97%) 1.188% 2027[1,2,3]	3,526	3,519
Santander Consumer Auto Receivables Trust, Series 2020-A, Class A, 1.37% 2024[1,3]	1,689	1,705
Santander Drive Auto Receivables Trust, Series 2020-1, Class A2A, 2.07% 2023[1]	1,210	1,215
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 1.267% 2025[1,2,3]	968	969
		85,356
Federal agency bonds & notes 0.23%
Fannie Mae 0.625% 2025	3,850	3,897
Fannie Mae 0.75% 2027	5,700	5,696
Fannie Mae 0.875% 2030	3,984	3,900
Freddie Mac 0.375% 2025	4,309	4,296
		17,789
Bonds & notes of governments & government agencies outside the U.S. 0.04%
European Investment Bank 0.625% 2027	896	890
KfW 0.375% 2025	2,301	2,296
		3,186
Total bonds, notes & other debt instruments (cost: $6,787,618,000)		6,908,841
American Funds Mortgage Fund — Page 10 of 15

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Short-term securities 52.27% U.S. Treasury bills 29.27%	Principal amount (000)	Value (000)
U.S. Treasury 0.07%-0.17% due 12/1/2020-4/20/2021	$2,242,550	$2,242,281
Federal agency discount notes 13.59%
Federal Home Loan Bank 0.08%-0.12% due 12/2/2020-2/24/2021	1,041,100	1,041,021
Commercial paper 9.41%
Chariot Funding, LLC 0.14%-0.20% due 12/2/2020-1/25/2021[3]	167,000	166,969
Chevron Corp. 0.11%-0.12% due 1/8/2021-2/1/2021[3]	112,000	111,981
Apple Inc. 0.10% due 12/11/2020-1/29/2021[3]	74,600	74,593
Crédit Agricole Corporate and Investment Bank, New York Branch 0.07% due 12/1/2020	63,500	63,500
Manhattan Asset Funding Company LLC 0.16% due 1/11/2021[3]	50,000	49,990
Exxon Mobil Corporation 0.13% due 2/17/2021	50,000	49,986
CAFCO, LLC 0.17% due 2/12/2021[3]	40,000	39,986
Prudential Funding, LLC 0.12% due 12/7/2020	32,000	31,999
Coca-Cola Company 0.09% due 12/14/2020[3]	26,000	25,999
CHARTA, LLC 0.16% due 1/12/2021[3]	25,000	24,995
JPMorgan Securities LLC 0.17% due 2/8/2021	25,000	24,992
Paccar Financial Corp. 0.12% due 2/9/2021	21,000	20,993
Procter & Gamble Company 0.12% due 12/22/2020[3]	20,000	19,999
Pfizer Inc. 0.13% due 12/2/2020[3]	15,100	15,100
		721,082
Total short-term securities (cost: $4,004,300,000)		4,004,384
Total investment securities 142.46% (cost: $10,791,918,000)		10,913,225
Other assets less liabilities (42.46)%		(3,252,532)
Net assets 100.00%		$7,660,693
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[8] (000)	Value at 11/30/2020[9] (000)	Unrealized (depreciation) appreciation at 11/30/2020 (000)
90 Day Euro Dollar Futures	Short	3,199	March 2021	$(799,750)	$(798,071)	$(66)
2 Year U.S. Treasury Note Futures	Long	97	April 2021	19,400	21,423	8
5 Year U.S. Treasury Note Futures	Long	22	April 2021	2,200	2,773	3
10 Year U.S. Treasury Note Futures	Long	429	March 2021	42,900	59,276	141
10 Year Ultra U.S. Treasury Note Futures	Short	2,878	March 2021	(287,800)	(452,206)	(1,179)
20 Year U.S. Treasury Bond Futures	Long	45	March 2021	4,500	7,871	7
						$(1,086)
American Funds Mortgage Fund — Page 11 of 15

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Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 11/30/2020 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 11/30/2020 (000)
3-month USD-LIBOR	0.243%	5/2/2024	$600,000	$979	$374	$605
U.S. EFFR	0.11%	5/18/2024	251,500	290	—	290
3-month USD-LIBOR	1.547%	10/25/2024	252,000	(11,973)	—	(11,973)
3-month USD-LIBOR	1.548%	10/28/2024	42,000	(2,000)	—	(2,000)
U.S. EFFR	0.1275%	6/25/2025	107,200	390	—	390
U.S. EFFR	0.105%	6/30/2025	107,200	508	—	508
U.S. EFFR	0.0975%	6/30/2025	58,252	297	—	297
U.S. EFFR	0.106%	6/30/2025	47,348	222	—	222
3-month USD-LIBOR	0.81%	7/28/2045	161,600	15,211	(96)	15,307
3-month USD-LIBOR	0.811%	7/27/2050	65,300	7,607	—	7,607
					$278	$11,253
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $939,623,000, which represented 12.27% of the net assets of the fund.
[4]	Purchased on a TBA basis.
[5]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $41,000,000, which represented .54% of the net assets of the fund.
[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $53,545,000, which represented .70% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	Notional amount is calculated based on the number of contracts and notional contract size.
[9]	Value is calculated based on the notional amount and current market price.
American Funds Mortgage Fund — Page 12 of 15

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Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $2,203,029,000. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of interest rate swaps while held was $7,240,814,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
American Funds Mortgage Fund — Page 13 of 15

unaudited
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of November 30, 2020 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$6,317,224	$—	$6,317,224
U.S. Treasury bonds & notes	—	485,286	—	485,286
Asset-backed obligations	—	85,356	—	85,356
Federal agency bonds & notes	—	17,789	—	17,789
Bonds & notes of governments & government agencies outside the U.S.	—	3,186	—	3,186
Short-term securities	—	4,004,384	—	4,004,384
Total	$—	$10,913,225	$—	$10,913,225
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$159	$—	$—	$159
Unrealized appreciation on interest rate swaps	—	25,226	—	25,226
Liabilities:
Unrealized depreciation on futures contracts	(1,245)	—	—	(1,245)
Unrealized depreciation on interest rate swaps	—	(13,973)	—	(13,973)
Total	$(1,086)	$11,253	$—	$10,167
*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Key to abbreviations and symbol
CLO = Collateralized Loan Obligations
EFFR = Effective Federal Funds Rate
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars
American Funds Mortgage Fund — Page 14 of 15

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
MFGEFP1-042-0121O-S78028	American Funds Mortgage Fund — Page 15 of 15